PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net comprised of the following:

	September 30, 2025	March 31, 2025
At Cost:
Leasehold improvements	$367,473	$248,614
Office furniture and equipment	70,101	22,716
Total cost	437,574	271,330
Less: Accumulated depreciation	(233,197)	(150,561)
Total, net	$204,377	$120,769

Property and equipment, net comprised of the following:

	March 31, 2025	March 31, 2024
At Cost:
Leasehold improvements in progress	$-	$72,574
Leasehold improvements	248,614	144,532
Office furniture and equipment	22,716	5,997
Total cost	271,330	223,103
Less: Accumulated depreciation	(150,561)	(7,333)
Total, net	$120,769	$215,770